Contract Assets, Net and Liabilities - Schedule of Contract Asset is Presented Net of Allowance for Expected Credit Loss (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Contract Asset is Presented Net of Allowance for Expected Credit Loss [Abstract]
Contract assets	$ 1,060,590	$ 987,084	$ 960,251
Less: allowance for expected credit losses	(2,919)	(2,949)	$ (2,895)
Total	$ 1,057,671	$ 984,135